Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
    Background - The Quest Diagnostics Profit Sharing Plan (the “Plan”) is a defined contribution plan. The Plan was established by Quest Diagnostics Incorporated ("Quest Diagnostics" or the "Company"), which is the parent entity of a controlled group of corporations and other entities (the "Quest Control Group"). Effective August 15, 2021, sponsorship of the Plan was transferred from the Company to Quest Diagnostics Clinical Laboratories, Inc. (the "Plan Sponsor"), a wholly owned subsidiary of the Company. The Plan provides retirement benefits to eligible employees of the Quest Control Group. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The following description of the Plan provides only general information. Participants should refer to the plan document for a more complete description of the Plan's provisions.

    Eligibility and Participant Contributions - The Plan provides for participant-directed investment of their voluntary contributions and employer matching contributions in a number of investment funds. Eligible employees can participate in the Plan as soon as administratively feasible upon becoming an employee of a member of the Quest Control Group. Participants may contribute an amount between 1% and 35% of their eligible compensation, as defined, for the contribution period. Catch-up contributions, as defined in the Internal Revenue Code (the "Code"), are permissible for eligible participants. Participants may modify their contribution percentage at any time. Participants may also choose to make rollover contributions to the Plan of amounts received from an eligible defined benefit or defined contribution plan maintained by another company. Contributions are subject to Code limitations.

    Employer Matching Contributions - Members of the Quest Control Group match 100% of a participant's contribution, up to 5% of eligible compensation, in cash after the participant completes 12 months of service, as defined, with the Quest Control Group. Employer matching contributions are remitted to the Plan at the same time that the corresponding participants' contributions are remitted.

    Participant Accounts - A separate individual account is established for each Plan participant. Each participant's account is credited with the participant's contributions and the employer matching contributions, plus the allocation of investment earnings, gains and losses and expenses, based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

    Vesting - Participants immediately vest in their voluntary contributions and employer matching contributions plus actual earnings thereon. Certain participants who were active in plans sponsored by previous employers have vesting requirements applied to their previous employer contribution accounts consistent with the vesting requirements in effect before the assets were merged into the Plan.

    Investment Options - Participants may elect to have their voluntary contributions and employer matching contributions invested in any or all of the available investment options, most of which are managed by Fidelity Management & Research Company (“FMRC”) and its affiliates. Participants may also elect to have their voluntary contributions and employer matching contributions invested in shares of the Company's common stock through the Quest Diagnostics stock fund. Participants have the ability to modify their investment elections daily, subject to certain short-term trading restrictions imposed by FMRC and its affiliates and the Company's securities trading policy, which prohibits trading in the Company's common stock on a short-term basis and while in possession of material non-public information about the Company.

    Participants cannot contribute greater than 25% per pay period of pre-tax contributions into the Quest Diagnostics stock fund. In addition, participants can transfer monies into the Quest Diagnostics stock fund only to the extent the percentage of holdings in the Quest Diagnostics stock fund after the transfer remains below 25% of the participant's entire account balance.

    Participants may elect to receive their dividends on investments in the Quest Diagnostics stock fund as a taxable cash payment or to have those dividends automatically reinvested.

    Distribution Options - Participants can elect to have their benefit distributions, equal to the value of the vested portion of their account balance, paid in the form of a partial or lump sum distribution, a direct rollover into another eligible retirement plan or traditional individual retirement account, installment payments, or for certain assets, an annuity.
    Withdrawals - Withdrawals may be made for qualified emergencies, as defined in the Code. Depending upon the type of withdrawal and the status of the contribution, penalties upon withdrawal may apply. Participants may also begin to make withdrawals without penalty at age 59 ½, subject to certain limitations as defined by the Plan.

    Forfeitures - Employer contributions in forfeited nonvested accounts may be used to reduce future employer contributions or pay the Plan's expenses. The forfeiture activity and account balance was not material as of and for the years ended December 31, 2025 and 2024.

    Parties-in-Interest - Certain investments of the Plan, as of December 31, 2025 and 2024, are shares of mutual funds and collective funds managed by FMRC and its affiliates. These transactions qualify as party-in-interest transactions.

    The Company also is a party-in-interest to the Plan under the definition provided in Section 3(14) of ERISA. Therefore, Quest Diagnostics stock transactions qualify as party-in-interest transactions. As of December 31, 2025 and 2024, the total fair value of the Plan's investment in Quest Diagnostics stock was $310,165 and $295,103, respectively. During 2025, there were no purchases of Quest Diagnostics stock by the Plan and sales of Quest Diagnostics stock by the Plan were $29,226.

    Notes Receivable from Participants - Participants are permitted to obtain loans in amounts not less than one thousand dollars and up to the lesser of (1) fifty thousand dollars, subject to certain limitations as defined by the Plan, or (2) 50% of the participant's vested portion of their account value. Except with respect to pre-existing loans transferred or merged into the Plan and as set forth below, a participant may have only one outstanding loan at a time and loans are repayable over a period of up to five years, unless the proceeds are used to purchase a primary residence, in which case a period of up to thirty years (effective January 2025) is permitted. Loans are secured by one-half of a participant's vested account balance and bear interest at prime plus 1%. Rates range from 3.25% to 10.50%; maturities vary by participant. Principal and interest are repaid to the Plan through payroll deductions for active employees. Participants can elect to pay the entire outstanding balance of a loan directly to Fidelity Management Trust Company ("FMTC"). Actively employed participants can also submit a partial loan repayment directly to FMTC outside the normal payroll deductions, accelerating the payoff date. Participants who are no longer active employees may continue to repay outstanding loan balances directly to FMTC.

    In addition, notes receivable from participants qualify as party-in-interest transactions. As of December 31, 2025 and 2024, the carrying value of the Plan's notes receivable from participants was $70,137 and $70,809, respectively.

    Plan Administration - The plan administrator is the Benefits Administration Committee (the "Plan Administrator"), which is appointed by the Plan Sponsor's Board of Directors. The Plan's trustee and recordkeeper for the Plan investments are FMTC and Fidelity Investments Institutional Operations Company LLC, respectively.

    Tax Status - The Internal Revenue Service (“IRS”) has determined and informed the Company by letter dated September 22, 2014, that the Plan and related trust are designed in accordance with applicable sections of the Code. The Plan Sponsor believes that the Plan, which has been amended since the IRS determination, continues to be designed and operated in compliance with the applicable requirements of the Code and, therefore, believes that the Plan is qualified and related trust is tax-exempt.

    Accounting principles generally accepted in the United States (“US GAAP”) requires the Plan Administrator to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024 there are no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing authorities; however, there are currently no audits for any tax periods in progress.

    Administrative Expenses - Plan administrative expenses are paid by the Company to the extent not paid or offset by the Plan or the Quest Control Group. Fees associated with the administration of notes receivable from participants are charged directly against participant accounts. These fees are included in administrative expenses and are expensed when incurred. Investment related expenses are included in net appreciation of fair value of investments.
    Investment Management Fees - Investment management fees and operating expenses charged to the Plan for investments in the Plan are deducted from income earned on a daily basis and are not separately reflected. Consequently, investment management fees and operating expenses are reflected as a reduction of investment return for such investments.

    Plan Termination - The Plan Sponsor intends to continue the Plan indefinitely, but reserves the right to change or discontinue the Plan at its discretion. Participants will become fully vested in their rights under the Plan if it is terminated or if employer matching contributions are completely discontinued.